Document and Entity Information	12 Months Ended
Dec. 31, 2018
Statement Line Items
Entity Registrant Name	Safe-T Group Ltd.
Entity Central Index Key	0001725332
Trading Symbol	SFET
Amendment Flag	false
Document Type	F-1
Document Period End Date	Dec. 31, 2018
Entity Emerging Growth Company	true
Entity Ex Transition Period	false